Segment and corporate information (Tables)	3 Months Ended
Mar. 31, 2026
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended March 31, 2026
Revenue from healthcare services(1)	3,101,156	43,351	—	3,144,507	—	—	3,144,507
Revenue from healthcare products(1)	71,533	—	930,354	1,001,887	—	—	1,001,887
Revenue from contracts with customers(1)	3,172,689	43,351	930,354	4,146,394	—	—	4,146,394
Revenue from insurance contracts(1)	—	447,019	—	447,019	—	—	447,019
Revenue from lease contracts(1)	—	—	18,734	18,734	—	—	18,734
Revenue from external customers	3,172,689	490,370	949,088	4,612,147	—	—	4,612,147
Inter-segment revenue	120,879	—	349,905	470,784	(470,784)	—	—
Revenue	3,293,568	490,370	1,298,993	5,082,931	(470,784)	—	4,612,147
Costs of revenue	(2,546,586)	(451,386)	(886,078)	(3,884,050)	449,333	2,062	(3,432,655)
Research and development	—	—	(38,230)	(38,230)	—	(79)	(38,309)
Operating income (loss)	271,188	(11,038)	87,269	347,419	(21,451)	(39,773)	286,195
Interest							(78,679)
Income before income taxes							207,516
Depreciation and amortization	(232,438)	(658)	(117,373)	(350,469)	10,050	(13,483)	(353,902)
Impairment loss	(69,869)	—	(3,951)	(73,820)	—	(35,220)	(109,040)
Income (loss) from equity method investees	41,322	—	—	41,322	—	—	41,322
Total assets(1)	40,689,509	615,079	14,221,275	55,525,863	(35,520,928)	11,462,658	31,467,593
thereof investment in equity method investees(1)	701,400	—	—	701,400	—	—	701,400
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	202,666	38	118,241	320,945	(27,498)	24,371	317,818

Three months ended March 31, 2025
Revenue from healthcare services(1)	3,250,182	26,131	—	3,276,313	—	—	3,276,313
Revenue from healthcare products(1)	77,562	—	1,001,629	1,079,191	—	—	1,079,191
Revenue from contracts with customers(1)	3,327,744	26,131	1,001,629	4,355,504	—	—	4,355,504
Revenue from insurance contracts(1)	—	503,360	—	503,360	—	—	503,360
Revenue from lease contracts(1)	—	—	22,590	22,590	—	—	22,590
Revenue from external customers	3,327,744	529,491	1,024,219	4,881,454	—	—	4,881,454
Inter-segment revenue	119,085	—	342,713	461,798	(461,798)	—	—
Revenue	3,446,829	529,491	1,366,932	5,343,252	(461,798)	—	4,881,454
Costs of revenue	(2,739,629)	(492,629)	(922,255)	(4,154,513)	456,481	556	(3,697,476)
Research and development	—	—	(43,482)	(43,482)	—	—	(43,482)
Operating income (loss)	319,997	3,249	94,301	417,547	(5,317)	(80,840)	331,390
Interest							(80,737)
Income before income taxes							250,653
Depreciation and amortization	(260,606)	(1,241)	(114,546)	(376,393)	10,836	(17,040)	(382,597)
Impairment loss	(7,076)	(2,274)	(2,416)	(11,766)	—	—	(11,766)
Income (loss) from equity method investees	47,833	—	—	47,833	—	—	47,833
Total assets(1)	41,736,877	893,061	14,487,213	57,117,151	(35,342,632)	10,960,515	32,735,034
thereof investment in equity method investees(1)	666,752	—	—	666,752	—	—	666,752
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	209,736	107	112,285	322,128	(9,837)	5,417	317,708
(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.